Structured Entities	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Structured Entities
Note 7: Structured Entities
We enter into certain transactions in the ordinary course of business which involve the establishment of SEs to facilitate or secure customer transactions and to obtain alternate sources of funding. We are required to consolidate a SE if we control the entity. We control a SE when we have power over the SE, exposure to variable returns as a result of our involvement, and the ability to exercise power to affect the amount of our returns.
In assessing whether we control a SE, we consider the entire arrangement to determine the purpose and design of the SE, the nature of any rights held through contractual arrangements, and whether we are acting as principal or agent.
We perform a reassessment of consolidation if facts and circumstances indicate that there have been changes to one or more of the elements of control over the SE. Information regarding our basis of consolidation is included in Note 1.
Consolidated Structured Entities
Bank Securitization Vehicles
We use securitization vehicles to securitize our Canadian credit card loans, Canadian real estate lines of credit, Canadian auto loans and U.S. equipment loans in order to obtain alternate sources of funding. The structure of these vehicles limits the activities they can undertake and the types of assets they can hold, and the vehicles have limited decision-making authority. The vehicles issue term asset-backed securities (ABS) to fund their activities. We control and consolidate these vehicles, as we have the key decision-making powers necessary to obtain the majority of the benefits of their activities.
The following table presents the carrying amounts and fair values of transferred assets that did not qualify for derecognition and the associated liabilities issued by our bank securitization vehicles:

(Canadian $ in millions)		2020		2019
	Carrying amount (1)	Fair value	Carrying amount (1)	Fair value
Assets
Credit cards	6,825	6,825	7,747	7,747
Consumer instalment and other personal (2)	6,291	6,312	5,872	5,876
Business and government	484	484	716	721
Total	13,600	13,621	14,335	14,344
Associated liabilities (3)	8,272	8,416	10,166	10,209

(1)	Carrying amount of loans is net of allowance.
(2)	Includes real estate lines of credit and auto loans.
(3)	Associated liabilities are recognized in Securitization and structured entities’ liabilities in our Consolidated Balance Sheet.
U.S. Customer Securitization Vehicle
We sponsor one customer securitization vehicle (also referred to as a bank-sponsored multi-seller conduit) that provides our customers with alternate sources of funding through the securitization of their assets. This vehicle provides clients with access to financing in the asset-backed commercial paper (ABCP) markets by allowing them to either sell their assets directly into the vehicle or indirectly by selling an interest in the securitized assets into the vehicle, which then issues ABCP to investors in order to fund the purchases. We do not sell assets to the customer securitization vehicle. We earn fees for providing services related to the securitizations, including liquidity, distribution and financial arrangement fees for supporting the ongoing operations of the vehicle. We have determined that we control and therefore consolidate this vehicle, as we are exposed to its variable returns and we have the key decision-making powers necessary to affect the amount of those returns in our capacity as liquidity provider and servicing agent.
We provide committed liquidity support facilities to this vehicle, which may require that we provide additional financing to the vehicle in the event that certain events occur. The total committed undrawn amount under these facilities at October 31, 2020 was $7,340 million ($6,733 million at October 31, 2019).
Capital and Funding Vehicles
During the year, we established a Trust in connection with the issuance of $1,250 million 4.3% Limited Recourse Capital Notes Series 1 (
LRCN
), which holds $1,250 million of BMO issued Non-cumulative, 5-year Rate Reset Class B Preferred Shares, Series 48 (Non-Viability Contingent Capital (NVCC)), issued concurrently with the
LRCN
. We determined that we control and therefore consolidate this vehicle as we are exposed to its variable returns and have key decision-making powers over its activities. Refer to Note 16 for further information.
We have a funding vehicle, created under the covered bond program, that was established to guarantee payments due to bondholders on bonds issued by us. We sell assets to this funding vehicle in exchange for an intercompany loan. Refer to Note 13 for further information on our covered bond deposit liabilities.
We may also use capital vehicles to transfer our credit exposure on certain loan assets. We purchase credit protection against eligible credit events from these vehicles. The vehicles collateralize their obligation through the issuance of guarantee-linked notes. Loan assets are not sold or assigned to the vehicles and remain on our Consolidated Balance Sheet. As at October 31, 2020, $120 million of guarantee-linked notes issued by these vehicles were included in deposits in our Consolidated Balance Sheet ($325 million at October 31, 2019).
For those vehicles that purchase assets from us or are designed to pass on our credit risk, we have determined that, based on the rights of the arrangements or through our equity interest, we have significant exposure to the variable returns of the vehicles, and we control and therefore consolidate these vehicles. Additional information related to notes issued by, and assets sold to, these vehicles is provided in Notes 13 and 24, respectively.
Unconsolidated Structured Entities
The table below presents amounts related to our interests in unconsolidated SEs:

(Canadian $ in millions)			2020			2019
	Canadian customer securitization vehicles (1)	Capital vehicles	Securitization vehicles	Canadian customer securitization vehicles (1)	Capital vehicles	Securitization vehicles
Interests recorded on our consolidated balance sheet
Cash and cash equivalents	46	1,173	–	66	547	–
Trading securities	75	–	72	8	–	35
FVTPL securities	158	–	–	567	–	–
FVOCI securities	291	–	–	616	–	–
Amortized cost securities	–	–	102	–	–	102
Derivatives	22	–	–	–	–	–
Other	–	39	–	–	15	–
	592	1,212	174	1,257	562	137
Deposits	46	1,173	–	66	547	–
Other	–	25	–	–	9	–
	46	1,198	–	66	556	–
Exposure to loss (2)	7,015	1	174	7,453	–	137
Total assets of the entities	5,265	1,198	2,560	4,854	556	875

(1)
Securities held that are issued by our Canadian customer securitization vehicles are comprised of asset-backed commercial paper and are classified as trading securities, FVTPL securities and FVOCI securities. All assets held by these vehicles relate to assets in Canada.

(2)	Exposure to loss represents securities held, undrawn liquidity facilities, total committed amounts of the BMO funded vehicle, derivative assets and loans.
Canadian Customer Securitization Vehicles
We sponsor customer securitization vehicles (also referred to as bank-sponsored multi-seller conduits) that provide our customers with alternate sources of funding through the securitization of their assets. These vehicles provide clients with access to financing either from BMO or in the ABCP markets by allowing them to either sell their assets directly into the vehicle or indirectly by selling an interest in the securitized assets into the vehicle, which then issues ABCP to either investors or BMO to fund the purchases. We do not sell assets to the customer securitization vehicles. We earn fees for providing services related to the securitizations, including liquidity, distribution and financial arrangement fees for supporting the ongoing operations of the vehicles. We have determined that we do not control these entities, as their key relevant activity, the servicing of program assets, does not reside with us.
We provide liquidity facilities to the market-funded vehicles, which may require that we provide additional financing to the vehicles in the event that certain events occur. The total committed and undrawn amount under these liquidity facilities and any undrawn amounts of the BMO funded vehicle as
at October 31, 2020 was $6,469 million ($6,262

million
as
at October 31, 2019).
Capital Vehicles
We also use capital vehicles to pass our credit risk to security holders of the vehicles. In these situations, we are not exposed to significant default or credit risk. Our remaining exposure to variable returns is less than that of the note holders in these vehicles, who are exposed to our default and credit risk. We are not required to consolidate these vehicles. In 2019, one of our capital vehicles redeemed a note issued by us. Additional information is provided in Note 16.

Securitization Vehicles
Securitization vehicles include holdings in asset-backed securitizations. Where we are a sponsor of certain SEs that securitize MBS into CMOs, we may have interests through our holdings of CMOs but do not consolidate them as we do not have power to direct their relevant activities. These include government-sponsored agency securities such as U.S. government agency issuances. In determining whether we are a sponsor of a SE, we consider both qualitative and quantitative factors, including the purpose and nature of the entity, and our initial and continuing involvement. Subsequent to the securitization, we sell the CMOs to third parties. Our maximum exposure to loss is limited to our on-balance
sheet investments in these entities, included in the table above.
Where the asset-backed instruments

in

these securitizations are transferred to third parties but do not qualify for derecognition, we continue to recognize the transferred assets
. Where the Bank retains substantially all risks and rewards related to the transferred assets, we recognize the related cash proceeds as secured financing in our Consolidated Balance Sheet. As at October 31, 2020, these transferred assets were carried at fair value totalling
$69 million ($35 million as at October 31, 2019)
with $nil ($nil as
at October 31, 2019) recognized in securitization and structured entities’ liabilities, also carried at fair value.
Where the asset-backed instruments in these securitizations are transferred to third parties and qualify for derecognition, we record the related gains or losses in non-interest
revenue, trading revenue. We may also retain an interest in the CMOs sold, which represents our continuing involvement. As at October 31, 2020, we held
$3 million carried at fair value on our Consolidated Balance
Sheet ($nil
as

at
October 31, 2019).
During the year ended October 31, 2020, we sold $5,797 million of MBS to these sponsored securitization vehicles ($810 million in 2019), where we divested all interests in the securitized MBSs and any gains and losses were recorded in non-interest
revenue, trading revenue.
BMO Managed Funds
We have established a number of funds that we also manage. We assess whether or not we control these funds based on the economic interest we have in the funds, including investments in the funds and management fees earned from the funds, and any investors’ rights to remove us as investment manager. Based on our assessment, we have determined that we do not control these funds. Our total interest in unconsolidated BMO managed funds was $1,718 million at October 31, 2020 ($1,728 million in 2019), with $444 million included in FVTPL securities and $1,274 million included in trading securities as at October 31, 2020 ($469 million and $
1,259
million, respectively, in 2019) in our Consolidated Balance Sheet.
Other Structured Entities
We purchase and hold investments in a variety of third-party SEs, including exchange-traded funds, mutual funds, limited partnerships investment trusts and government-sponsored ABS vehicles which are recorded in securities in our Consolidated Balance Sheet. We are considered to have an interest in these investments through our holdings and because we may act as a counterparty in certain derivatives contracts. We are not the investment manager or the sponsor of any of these investments. We are generally a passive investor and do not have power over the key decision-making activities of these investments. Our maximum exposure to loss from our investments is limited to the carrying amounts of our investments and any unutilized commitment we have provided.
Sponsored Structured Entities
We may be deemed to be the sponsor of a SE if we are involved in its design, legal set-up
or marketing. We may also be deemed to be the sponsor of a SE if market participants would reasonably associate the entity with us. Any interests in securitization vehicles we have sponsored are disclosed in the interests in unconsolidated structured entities table above.
Financial Support Provided to Structured Entities
During the years ended October 31, 2020 and 2019, we did not provide any financial or non-financial
support to any consolidated or unconsolidated SEs when we were not contractually obligated to do so. Furthermore, we have no intention of providing such support in the future.